Commitment and contingency	12 Months Ended
Sep. 30, 2019
Commitment and contingency
Commitment and contingency

Note 15 — Commitment and contingency

Operating lease commitments

The Company leases one main office space through May 9, 2020, and one factory building through October 2029. Rental expense charged to operations under operating leases in the years ended September 30, 2019, 2018 and 2017 amounted to $78,274,  $77,255 and $31,773, respectively.

Future minimum lease obligations for operating leases with initial terms in excess of one year at September 30, 2019 are as follows:

Twelve months ending September 30:
2020	$68,548
2021	37,656
2022	37,656
2023	37,656
2024	37,656
Thereafter	191,418
Total	$410,590